Related Party Transactions - Schedule of Loan Granted to Related Parties (Detail) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Loans and accounts receivable from customers
Loans and receivables to customers, net		$ 170,987
Productive Companies [member]
Loans and accounts receivable from customers
Commercial loans		47,792
Allowance for loan losses		(9,592)
Loans and receivables to customers, net		38,200
Productive Companies [member] | Commercial loans [member]
Loans and accounts receivable from customers
Commercial loans		47,792
Investment Companies [member]
Loans and accounts receivable from customers
Commercial loans	$ 5,743	19,208
Allowance for loan losses	(469)	(1,182)
Loans and receivables to customers, net	5,274	18,026
Investment Companies [member] | Commercial loans [member]
Loans and accounts receivable from customers
Commercial loans	5,743	19,208
Individuals [member]
Loans and accounts receivable from customers
Commercial loans	75,485	47,517
Allowance for loan losses	(381)	(225)
Loans and receivables to customers, net	75,104	47,292
Individuals [member] | Commercial loans [member]
Loans and accounts receivable from customers
Commercial loans	9,842	5,758
Individuals [member] | Mortgages loans [member]
Loans and accounts receivable from customers
Commercial loans	53,872	33,701
Individuals [member] | Consumer loans [member]
Loans and accounts receivable from customers
Commercial loans	$ 11,771	$ 8,058